Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding beginning balance (in shares)	1,818,530	0
Granted (in shares)	275,799	2,109,320
Vested (in shares)	(25,671)	(11,337)
Forfeited (in shares)	(566,232)	(279,453)
Outstanding ending balance (in shares)	1,502,426	1,818,530
Weighted-Average Grant Date Fair Value
Outstanding beginning balance (in dollars per share)	$ 7.58	$ 0
Granted (in dollars per share)	4.54	7.59
Vested (in dollars per share)	3.58	7.69
Forfeited (in dollars per share)	5.48	7.69
Outstanding ending balance (in dollars per share)	$ 7.10	$ 7.58